Transactions with related parties, textuals 2 (Details) - USD ($) $ / shares in Units, $ in Thousands	5 Months Ended	6 Months Ended
	May 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Related Party Transaction [Line Items]
Due from related parties, current		$ 0		$ 0
Related party financing, current		38,472		84,832
Due to related parties, current		59		$ 65
Proceeds from long term debt from a related party		$ 0	$ 40,000
Preferred stock par value		$ 0.01		$ 0.01
Issuance of preferred stock in exchange for loan reduction		$ 0	3,000
Repayment amount		48,677	0
Discount premium amortization		8,522	29
Amount classified as restricted cash		19,443
Net gain from settlement of loan		0	42,185
Diana Shipping Inc [Member]
Related Party Transaction [Line Items]
Related party financing, current		38,472		$ 84,832
Due to related parties, current		$ 16		44
Debt instrument issuance date		Sep. 12, 2016
Interest expense on related party debt		$ 1,943	968
Other fee payable		4,532		$ 2,292
Preferred stock par value	$ 0.01
Issuance of Series C preferred cost, shares	100
Amount drawn down		40,000
Interest bearing "discount premium"		$ 5,000
Issuance of preferred stock in exchange for loan reduction	$ 3,000
Debt Instrument Dividend Restrictions		includes financial and other covenants which stipulate the repayment with proceeds from the sale of assets of the Company, proceeds from the issuance of new equity and proceeds from the exercise of existing warrants to purchase the Company's Series B Convertible Preferred Shares (Note 7) and prohibits the payment of dividends
Repayment amount		$ 48,677
Discount premium amortization		$ 2,240	$ 9
Diana Shipping Inc [Member] | Revised Margin [Member]
Related Party Transaction [Line Items]
Loan margin percentage		3.35%
Diana Shipping Inc [Member] | Margin Until Maturity [Member]
Related Party Transaction [Line Items]
Loan margin percentage		3.00%
Diana Shipping Inc [Member] | Last Three Months [Member]
Related Party Transaction [Line Items]
Interest rate		12.00%
Diana Shipping Inc [Member] | First Twelve Months [Member]
Related Party Transaction [Line Items]
Interest rate		6.00%
Diana Shipping Inc [Member] | Thirteenth To Fifteenth Month [Member]
Related Party Transaction [Line Items]
Interest rate		9.00%
Diana Shipping Inc [Member] | Loans Payable Amendment Agreement [Member]
Related Party Transaction [Line Items]
Debt instrument issuance date		Sep. 09, 2015
Debt instrument, Annual principal payment		$ 5,000
Debt instrument description of variable rate basis		LIBOR
Loan margin percentage		3.00%
Debt instrument maturity date		Mar. 15, 2022
Accrued back-end fee on related party debt		$ 1,302
Other fee payable		$ 200
Diana Shipping Inc [Member] | Loans Payable [Member]
Related Party Transaction [Line Items]
Debt instrument issuance date		May 20, 2013
Debt instrument face amount		$ 50,000
Debt instrument description of variable rate basis		LIBOR
Loan margin percentage		5.00%
Back-end fee percentage		1.25%
Debt instrument maturity date		Aug. 20, 2017
Outstanding principal balance		$ 42,417